Note 3 - Fair Value Measurements - Assets and Liabilities Measured on a Recurring Basis 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Derivative liabilities - royalty agreement	$ 1,418	$ 1,014		$ 1,499
Fair Value, Recurring [Member]
Money market funds	13,889	7,203		15,203
Total assets measured at fair value	13,889	7,203		15,203
Derivative liabilities - royalty agreement	1,418	1,014	$ 7,800	1,499
Total liabilities measured at fair value	14,668	1,014		1,499
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Money market funds	13,889	7,203		15,203
Total assets measured at fair value	13,889	7,203		15,203
Derivative liabilities - royalty agreement	0	0		0
Total liabilities measured at fair value	0	0		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Money market funds	0	0		0
Total assets measured at fair value	0	0		0
Derivative liabilities - royalty agreement	0	0		0
Total liabilities measured at fair value	0	0		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Money market funds	0	0		0
Total assets measured at fair value	0	0		0
Derivative liabilities - royalty agreement	1,418	1,014		1,499
Total liabilities measured at fair value	$ 14,668	$ 1,014		$ 1,499